SUMMARY OF INCOME AND SHARE DATA USED IN THE BASIC AND DILUTED LOSS PER SHARE COMPUTATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
(Loss) attributable to equity holders of the company	$ (7,970,071)	$ (16,825,461)	$ (13,271,685)
Weighted average number of ordinary shares in issue	39,488,256	29,343,727	22,257,058
Basic loss per share	$ (0.20)	$ (0.57)	$ (0.61)
Dilutive loss per share	$ (0.20)	$ (0.57)	$ (0.61)